UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                        FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-03183
                                                    -------------------------

                        Principal International Fund, Inc.
-----------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                 711 High Street, Des Moines, IA 50392-2080
-----------------------------------------------------------------------------
(Address of principal executive offices)                        Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
-----------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL INTERNATIONAL FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)

                                                          Shares

                                                          Held                                           Value

-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (98.56%)
ADVERTISING SALES (0.09%)
                                                                                                     $
 Telefonica Publicidad e Informacion /1/                                           25,014                 222,380
ADVERTISING SERVICES (0.10%)
 Aegis Group                                                                      134,660                 266,681
AGRICULTURAL OPERATIONS (0.12%)
 Chaoda Modern Agriculture /1/                                                    284,751                 114,997
 IOI Berhad                                                                        80,000                 195,790
                                                                                                          310,787
AIRPORT DEVELOPMENT & MAINTENANCE (0.07%)
 Kobenhavns Lufthavne                                                                 805                 175,990
APPLICATIONS SOFTWARE (0.17%)
 Infosys Technologies                                                               7,487                 354,542
 SimCorp /2/                                                                        1,036                  81,123
                                                                                                          435,665
ATHLETIC FOOTWEAR (0.10%)
 Puma                                                                               1,060                 260,462
AUDIO & VIDEO PRODUCTS (0.05%)
 Bang & Olufsen /1/                                                                 1,845                 123,948
AUTO-CARS & LIGHT TRUCKS (1.96%)
 Hyundai Motor                                                                      6,225                 353,286
 Proton Holdings                                                                   43,842                  98,068
 Renault /1/                                                                       17,947               1,466,854
 Toyota Motor                                                                      79,907               3,112,708
                                                                                                        5,030,916
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.45%)
 Volvo                                                                             28,618               1,161,244
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.56%)
 DENSO                                                                             42,100               1,094,669
 Exedy                                                                              4,998                  90,776
 Keihin                                                                            10,928                 188,128
 Showa                                                                              5,394                  71,899
                                                                                                        1,445,472
BREWERY (1.55%)
 Bryggerigruppen                                                                      993                  77,756
 Efes Breweries International /2/                                                   4,174                 134,110
 Interbrew                                                                         27,144               1,006,662
 Lion Nathan Limited                                                              131,608                 836,315
 SABMiller                                                                        112,803               1,729,719
 Wolverhampton & Dudley Breweries                                                   9,824                 199,558
                                                                                                        3,984,120
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.42%)
 FLSmidth /2/                                                                       3,010                  56,419
 Kingspan Group                                                                    22,270                 218,016
 Wienerberger                                                                      17,700                 816,778
                                                                                                        1,091,213
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.78%)
 Abengoa                                                                            6,126                  65,801
 Kajima                                                                           314,664               1,389,990
 LG Engineering & Construction /2/                                                 10,320                 287,813
 Morgan Sindall                                                                     4,054                  45,037
 Orascom Construction Industries                                                    8,581                 145,296
                                                          Shares

                                                          Held                                           Value

-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING & CONSTRUCTION-MISCELLANEOUS (CONTINUED)
                                                                                                     $
 Polimex-Mostostal Siedlce                                                          7,667                  69,703
                                                                                                        2,003,640
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.56%)
 Adelaide Brighton                                                                167,603                 241,584
 BPB                                                                              168,365               1,645,718
 Cementir                                                                          17,152                  94,465
 Cemex                                                                             18,740                 140,337
 Gujarat Ambuja Cements /2/                                                        22,303                 229,493
 Italcementi                                                                        8,622                 145,773
 Rinker Group                                                                     160,873               1,396,287
 Siam Cement                                                                       19,080                 132,610
                                                                                                        4,026,267
BUILDING PRODUCTS-DOORS & WINDOWS (0.41%)
 Asahi Glass                                                                       99,811               1,053,536
BUILDING PRODUCTS-WOOD (0.35%)
 Travis Perkins                                                                    24,979                 908,336
BUILDING-HEAVY CONSTRUCTION (1.53%)
 Actividades de Construccion y Servicios /1/                                       56,919               1,426,804
 Daelim Industrial                                                                  4,180                 224,998
 Empresas ICA Sociedad Controladora /2/                                           349,728                 132,820
 Vinci /1/                                                                         15,044               2,157,166
                                                                                                        3,941,788
BUILDING-RESIDENTIAL & COMMERCIAL (0.04%)
 McCarthy & Stone                                                                   9,368                 108,841
CASINO SERVICES (0.10%)
 Aristocrat Leisure /1/                                                            29,840                 253,213
CELLULAR TELECOMMUNICATIONS (3.03%)
 America Movil                                                                    123,501                 326,341
 Far EasTone Telecommunications                                                   225,700                 258,855
 Maxis Communications                                                             108,197                 270,492
 mm02 /2/                                                                       1,000,148               2,372,120
 Mobile Telesystems                                                                 3,936                 141,617
 Mobistar /2/                                                                       2,447                 216,108
 Taiwan Cellular                                                                  179,000                 185,609
 Vodafone Group                                                                 1,552,740               4,019,532
                                                                                                        7,790,674
CHEMICALS-DIVERSIFIED (2.53%)
 BASF                                                                              25,424               1,736,612
 DSMA                                                                               2,344                 145,657
 K+S                                                                                4,800                 240,834
 Mitsubishi Gas Chemical                                                          301,296               1,421,221
 NOVA Chemicals                                                                    18,303                 825,792
 Sumitomo Chemical                                                                204,378               1,058,882
 Tosoh                                                                            234,240               1,075,482
                                                                                                        6,504,480
CHEMICALS-SPECIALTY (0.73%)
 Auriga Industries                                                                  2,549                  58,048
 Clariant                                                                          53,327                 874,949
 Methanex                                                                          58,806                 946,489
                                                                                                        1,879,486
CIRCUIT BOARDS (0.54%)
 IBIDEN /1/                                                                        59,910               1,129,230
                                                          Shares

                                                          Held                                           Value

-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CIRCUIT BOARDS (CONTINUED)
                                                                                                     $
 Unimicron Technology                                                             379,000                 260,804
                                                                                                        1,390,034
COAL (0.05%)
 Yanzhou Coal Mining                                                               93,779                 132,855
COATINGS & PAINT (0.05%)
 Kansai Paint /1/                                                                  22,568                 140,920
COMMERCIAL BANKS (8.42%)
 ABSA Group                                                                        28,937                 371,013
 Amagerbanken                                                                         511                  74,567
 Anglo Irish Bank                                                                  89,520               2,182,174
 Banca Popolare di Lodi                                                            18,031                 206,133
 Banco do Brasil                                                                   29,889                 352,710
 Banco Santander Central Hispano                                                   76,951                 913,819
 Banco Santander Chile                                                              3,100                 100,285
 Bancolombia                                                                       15,387                 214,187
 Bank Austria Creditanstalt /1/                                                    16,012               1,391,148
 Bank Leumi Le-Israel                                                             140,354                 433,286
 Bank Mandiri Persero                                                           1,211,000                 256,310
 Bank of Ireland                                                                   64,611               1,026,686
 Bank of Kyoto /1/                                                                 19,095                 165,008
 Bank of Piraeus                                                                   67,091               1,233,136
 BBVA Banco Frances                                                                 9,303                  66,703
 Chiba Bank                                                                       124,000                 822,232
 Credicorp                                                                          8,240                 145,848
 DnB Holding                                                                      239,930               2,199,807
 E.Sun Financial Holding                                                          254,075                 202,781
 FinecoGroup /2/                                                                   31,312                 255,921
 Hana Bank                                                                          9,060                 240,746
 Hansabank                                                                         14,243                 185,850
 IntesaBci                                                                        486,873               2,260,988
 National Bank of Greece                                                           60,307               2,032,937
 Nordea                                                                           200,424               1,857,465
 OTP Bank                                                                           3,235                 104,673
 Royal Bank of Scotland                                                            30,875               1,026,071
 Sapporo Hokuyo Holdings                                                               13                  92,359
 Siam Commercial Bank Public /3/                                                   98,100                 126,568
 Standard Bank Group                                                               25,132                 273,381
 Sumitomo Mitsui Financial Group                                                       85                 596,491
 Suruga Bank                                                                       16,126                 133,117
 Wing Hang Bank                                                                    17,222                 109,957
                                                                                                       21,654,357
COMMUNICATIONS SOFTWARE (0.06%)
 Telelogic /2/                                                                     69,362                 156,859
COMPUTER SERVICES (0.04%)
 ALTEN /2/                                                                          2,750                  67,609
 EDB Business Partner /2/                                                           5,066                  40,268
                                                                                                          107,877
COMPUTERS (0.43%)
 High Tech Computer                                                                86,000                 435,067
 Research in Motion /2/                                                             9,403                 669,331
                                                                                                        1,104,398
COMPUTERS-INTEGRATED SYSTEMS (0.47%)
 Itochu Techno-Science /1/                                                         24,100                 943,454
                                                          Shares

                                                          Held                                           Value

-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                                                     $
 NIWS /1/                                                                              92                 262,336
                                                                                                        1,205,790
COMPUTERS-PERIPHERAL EQUIPMENT (0.59%)
 Logitech International /2/                                                        24,713               1,512,723
CONSULTING SERVICES (0.14%)
 Jaakko Poyry Group                                                                 1,513                  46,940
 Savills                                                                            8,384                  82,860
 WS Atkins                                                                         16,787                 225,908
                                                                                                          355,708
CONTAINERS-METAL & GLASS (0.02%)
 Singamas Container Holdings                                                       93,089                  56,690
COSMETICS & TOILETRIES (0.03%)
 Body Shop International                                                           23,985                  82,220
CRUISE LINES (0.71%)
 Carnival                                                                          30,577               1,838,559
DISTRIBUTION-WHOLESALE (0.80%)
 Esprit Holdings                                                                   30,257                 174,950
 Inchcape                                                                           6,302                 240,101
 Univar                                                                             1,603                  45,846
 Wolseley                                                                          77,265               1,600,837
                                                                                                        2,061,734
DIVERSIFIED FINANCIAL SERVICES (0.61%)
 Sampo Ojy                                                                         94,836               1,254,778
 Shinhan Financial Group                                                           12,620                 316,884
                                                                                                        1,571,662
DIVERSIFIED MANUFACTURING OPERATIONS (0.88%)
 Charter /2/                                                                       30,455                 144,034
 NKT Holding                                                                        3,249                  98,748
 Orica                                                                             54,261                 807,772
 Siemens /1/                                                                       15,260               1,213,422
                                                                                                        2,263,976
DIVERSIFIED MINERALS (1.06%)
 Antofagasta                                                                       13,084                 300,821
 BHP Billiton                                                                      86,031               1,066,068
 Teck Cominco                                                                      44,673               1,350,181
                                                                                                        2,717,070
DIVERSIFIED OPERATIONS (1.70%)
 Barloworld                                                                        10,488                 182,633
 Bradespar /2/                                                                     11,532                 395,704
 Brascan /1/                                                                       47,661               1,622,183
 China Merchants Holdings International                                           105,611                 207,840
 Haci Omer Sabanci Holding                                                        306,882                 324,589
 Imperial Holdings /2/                                                             14,228                 241,527
 Ordina                                                                             4,422                  58,854
 Wharf Holdings                                                                   417,000               1,347,248
                                                                                                        4,380,578
ELECTRIC PRODUCTS-MISCELLANEOUS (0.54%)
 Casio Computer /1/                                                                92,528               1,297,744
 Ultra Electronics Holdings                                                         7,379                 103,477
                                                                                                        1,401,221
                                                          Shares

                                                          Held                                           Value

-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-GENERATION (0.53%)
                                                                                                     $
 Electric Power Development /2/                                                    36,351               1,085,734
 Electricity Generating Public /3/                                                 63,553                 135,973
 National Thermal Power /2/                                                        77,931                 154,237
                                                                                                        1,375,944
ELECTRIC-INTEGRATED (2.64%)
 ASM Brescia                                                                       32,636                 119,226
 E.ON                                                                              27,317               2,447,055
 Fortum                                                                            95,084               1,698,070
 International Power /2/                                                          199,179                 633,006
 Korea Electric Power /2/                                                          11,580                 313,919
 RWE                                                                               23,252               1,342,739
 Union Electrica Fenosa                                                             9,233                 248,898
                                                                                                        6,802,913
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.74%)
 Asustek Computer                                                                  57,000                 154,030
 Funkwerk                                                                           1,048                  49,453
 Hon Hai Precision Industry                                                        97,000                 426,709
 Jurong Technologies Industrial                                                    87,098                  84,086
 Samsung Electronics                                                                2,478               1,196,109
                                                                                                        1,910,387
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.02%)
 Kontron /2/                                                                        5,822                  56,616
ELECTRONIC MEASUREMENT INSTRUMENTS (0.11%)
 Leica Geosystems /2/                                                                 433                 129,335
 Techem /2/                                                                         3,277                 142,035
                                                                                                          271,370
ENERGY-ALTERNATE SOURCES (0.05%)
 SolarWorld                                                                         1,407                 128,570
ENTERPRISE SOFTWARE & SERVICE (0.02%)
 Unit 4 Agresso /2/                                                                 2,815                  42,456
EXTENDED SERVICE CONTRACTS (0.04%)
 Accord Customer Care Solutions /2/                                               202,335                 106,941
FINANCE-CONSUMER LOANS (0.98%)
 African Bank Investments                                                          50,304                 141,844
 Aiful                                                                             14,321               1,627,905
 Nissin /1/                                                                        62,384                 158,591
 Sanyo Shinpan Finance                                                              8,919                 590,548
                                                                                                        2,518,888
FINANCE-INVESTMENT BANKER & BROKER (0.64%)
 Ichiyoshi Securities                                                              13,561                 125,444
 Mediobanca                                                                        90,216               1,532,342
                                                                                                        1,657,786
FINANCE-LEASING COMPANY (0.10%)
 Ricoh Leasing                                                                      3,938                 105,440
 Sumisho Lease                                                                      3,987                 157,237
                                                                                                          262,677
FINANCE-OTHER SERVICES (0.23%)
 Deutsche Boerse                                                                    2,184                 135,658
 Grupo Financiero Banorte                                                          36,096                 231,694
 SFE /1/                                                                           21,664                 178,126
                                                          Shares

                                                          Held                                           Value

-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
                                                                                                     $
 TSX Group                                                                          1,135                  53,148
                                                                                                          598,626
FINANCIAL GUARANTEE INSURANCE (0.07%)
 Euler Hermes /2/                                                                   2,448                 184,126
FISHERIES (0.04%)
 Nippon Suisan Kaisha                                                              34,432                 114,823
FOOD-CONFECTIONERY (0.03%)
 Lindt & Spruengli                                                                      5                  70,677
FOOD-FLOUR & GRAIN (0.41%)
 Nisshin Seifun Group                                                              92,651               1,041,546
FOOD-MISCELLANEOUS/DIVERSIFIED (0.60%)
 Global Bio-Chem Technology Group - warrants /2/                                   89,048                   3,596
 IAWS Group                                                                         6,440                 101,998
 J-Oil Mills /1/                                                                   17,104                  62,990
 Kikkoman                                                                          64,441                 647,182
 Orkla                                                                             22,150                 725,172
                                                                                                        1,540,938
FOOD-RETAIL (1.00%)
 Colruyt                                                                            1,792                 301,339
 Tesco                                                                            391,006               2,275,113
                                                                                                        2,576,452
FOOD-WHOLESALE & DISTRIBUTION (0.24%)
 Fyffes                                                                           233,313                 608,270
FORESTRY (0.05%)
 Great Southern Plantations /1/                                                    33,082                 122,032
GAS-DISTRIBUTION (0.07%)
 OAO Gazprom /4/                                                                    5,165                 181,188
GOLD MINING (0.03%)
 NovaGold Resources /2/                                                             8,548                  65,794
HOTELS & MOTELS (0.58%)
 Hotel Shilla                                                                       8,650                  55,671
 InterContinental Hotels Group                                                    114,947               1,447,149
                                                                                                        1,502,820
HUMAN RESOURCES (0.12%)
 Capita Group                                                                      19,063                 128,808
 Ranstad Holding                                                                    4,821                 188,532
                                                                                                          317,340
IMPORT & EXPORT (0.73%)
 Kanematsu /2/                                                                     97,026                 156,622
 Mitsubishi                                                                             1                      12
 Mitsui                                                                           168,000               1,560,562
 Testrite International                                                           247,722                 156,456
                                                                                                        1,873,652
INDEPENDENT POWER PRODUCER (0.04%)
 YTL Power International                                                          216,900                 105,025
INDUSTRIAL AUTOMATION & ROBOTS (0.07%)
 CKD                                                                               23,615                 167,774
                                                          Shares

                                                          Held                                           Value

-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-SCIENTIFIC (0.01%)
                                                                                                     $
 As One /1/                                                                         1,277                  36,660
INTERNET SECURITY (0.12%)
 Check Point Software Technologies /2/                                             12,906                 313,358
INVESTMENT COMPANIES (0.06%)
 Macquarie Airports Management                                                     58,848                 157,791
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.06%)
 Muenchmeyer Petersen Capital                                                       2,151                 161,058
LEISURE & RECREATION PRODUCTS (0.06%)
 Mars Engineering /1/                                                               3,834                 143,791
LIFE & HEALTH INSURANCE (0.70%)
 Cathay Financial Holding                                                         152,000                 298,508
 Industrial-Alliance Life Insurance /2/                                             1,510                  69,613
 Metropolitan Holdings                                                             97,742                 165,692
 Sanlam                                                                            91,219                 193,063
 Shin Kong Financial Holding                                                      247,000                 240,597
 Shin Kong Financial Holding-Rights /3/                                            12,987                   2,857
 Swiss Life Holding /2/                                                             5,590                 839,558
                                                                                                        1,809,888
LOTTERY SERVICES (0.04%)
 Intralot-Integrated Lottery Systems & Services                                     3,758                 102,090
MACHINERY-ELECTRICAL (0.75%)
 Nidec                                                                             17,200               1,931,893
MACHINERY-FARM (0.40%)
 Kubota                                                                           194,351               1,040,747
MACHINERY-GENERAL INDUSTRY (0.72%)
 Andritz                                                                            1,523                 119,615
 MAN                                                                               34,868               1,440,379
 Sumitomo Heavy Industries /2/                                                     52,115                 233,738
 Top Engineering                                                                    5,520                  62,709
                                                                                                        1,856,441
MEDICAL INSTRUMENTS (0.20%)
 Elekta /2/                                                                         4,668                 144,985
 Shimadzu /1/                                                                      18,899                 119,654
 Sysmex                                                                             3,331                 184,492
 Topcon /2/                                                                         5,249                  74,025
                                                                                                          523,156
MEDICAL LABORATORY & TESTING SERVICE (0.06%)
 Diagnosticos da America /2/ /4/                                                    4,826                 149,286
MEDICAL PRODUCTS (0.98%)
 Gambro                                                                            50,567                 741,860
 Nobel Biocare Holding                                                              1,053                 184,729
 Phonak Holding                                                                    25,407                 855,095
 Terumo /1/                                                                        25,134                 727,624
                                                                                                        2,509,308
MEDICAL-BIOMEDICAL/GENE (0.09%)
 Genmab /2/                                                                         3,758                  82,290
 GPC Biotech /2/                                                                    5,744                  81,240
                                                          Shares

                                                          Held                                           Value

-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
                                                                                                     $
 MorphoSys/ 1 2/                                                                    1,478                  78,414
                                                                                                          241,944
MEDICAL-DRUGS (3.64%)
 AstraZeneca                                                                       20,606                 773,801
 Fujirebio                                                                          4,201                  62,250
 GlaxoSmithKline                                                                   31,403                 697,127
 Hisamitsu Pharmaceutical                                                           2,728                  60,517
 Merck                                                                             11,942                 790,803
 Novartis                                                                          42,295               2,028,452
 Ono Pharmaceutical                                                                17,957                 973,745
 Orion OYJ                                                                          7,715                 126,415
 Roche Holding                                                                     15,003               1,598,132
 Sankyo                                                                            31,500                 701,827
 Sanofi-Synthelabo                                                                  7,966                 594,488
 Schering                                                                          14,242                 961,861
                                                                                                        9,369,418
MEDICAL-NURSING HOMES (0.04%)
 Extendicare /2/                                                                    7,571                 115,022
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.43%)
 Alliance Unichem                                                                  75,503               1,063,774
 Celesio                                                                              671                  51,737
                                                                                                        1,115,511
METAL PROCESSORS & FABRICATION (0.09%)
 CFF Recycling                                                                      1,529                  43,749
 KITZ /1/                                                                          32,893                 187,270
                                                                                                          231,019
METAL-IRON (0.03%)
 Portman /1/                                                                       28,392                  78,328
MISCELLANEOUS INVESTING (0.52%)
 Nippon Building Fund /1/                                                              87                 733,304
 Rodamco Europe                                                                     7,971                 604,213
                                                                                                        1,337,517
MISCELLANEOUS MANUFACTURERS (0.08%)
 Amano                                                                             10,902                 107,698
 Balda /1/                                                                          5,350                  54,327
 Fenner                                                                            14,565                  38,597
                                                                                                          200,622
MONEY CENTER BANKS (8.69%)
 Banco Bilbao Vizcaya Argentaria /1/                                              172,501               2,905,238
 Barclays                                                                         203,507               2,231,996
 BNP Paribas                                                                       23,305               1,681,490
 Credit Suisse Group                                                               68,457               2,756,136
 DBS Group Holdings                                                               139,816               1,349,806
 HBOS                                                                             156,031               2,492,635
 HSBC Holdings                                                                     60,332               1,000,233
 KBC Bancassurance Holding                                                         16,788               1,296,627
 Mitsubishi Tokyo Financial Group                                                     158               1,492,108
 Mizuho Financial Group                                                               474               2,286,269
 UBS                                                                               35,214               2,857,712
                                                                                                       22,350,250
MORTGAGE BANKS (0.96%)
 Home Capital Group /2/                                                             5,254                 139,740
 Hypo Real Estate Holding /2/                                                      54,245               2,142,545
                                                          Shares

                                                          Held                                           Value

-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MORTGAGE BANKS (CONTINUED)
                                                                                                     $
 Northern Rock                                                                     13,237                 194,862
                                                                                                        2,477,147
MULTI-LINE INSURANCE (2.30%)
 Allianz                                                                           11,530               1,370,730
 AXA                                                                               60,656               1,472,248
 Baloise Holding                                                                    2,997                 141,087
 Codan                                                                              2,572                 137,194
 Riunione Adriatica di Sicurta                                                     65,951               1,490,727
 Storebrand                                                                       148,214               1,312,248
                                                                                                        5,924,234
MULTIMEDIA (1.31%)
 Impresa /2/                                                                        9,295                  71,487
 Publishing & Broadcasting                                                        103,963               1,319,673
 Vivendi Universal /2/                                                             62,229               1,968,749
                                                                                                        3,359,909
NON-FERROUS METALS (0.14%)
 Grupo Mexico                                                                      70,852                 355,618
NON-HOTEL GAMBLING (0.49%)
 Greek Organisation of Football Prognostics                                        40,270               1,078,226
 Paddy Power                                                                       11,095                 169,216
                                                                                                        1,247,442
OFFICE AUTOMATION & EQUIPMENT (0.83%)
 Canon                                                                             38,421               2,005,446
 Neopost                                                                            1,795                 138,520
                                                                                                        2,143,966
OIL COMPANY-EXPLORATION & PRODUCTION (1.57%)
 Cairn Energy /2/                                                                   3,867                  80,885
 EnCana                                                                            22,800               1,348,062
 Oil & Natural Gas                                                                  7,156                 134,236
 Petrokazakhstan                                                                   27,666                 996,266
 PTT Public /3/                                                                    37,358                 178,264
 Tullow Oil                                                                       439,793               1,300,230
                                                                                                        4,037,943
OIL COMPANY-INTEGRATED (5.12%)
 BP Amoco                                                                         342,929               3,385,987
 China Petroleum & Chemical                                                       859,937                 341,774
 ENI                                                                              101,546               2,467,382
 LUKOIL                                                                             2,127                 261,834
 MOL Magyar Olaj-es Gazipari                                                        2,958                 197,545
 Petroleo Brasileiro                                                               11,502                 467,556
 Shell Transport & Trading                                                        247,671               2,165,156
 TotalFinaElf /1/                                                                  18,144               3,890,690
                                                                                                       13,177,924
OIL REFINING & MARKETING (1.43%)
 Chennai Petroleum                                                                 26,804                 133,022
 Polski Koncern Naftowy Orlen                                                      18,598                 227,034
 S-Oil                                                                             15,800               1,016,870
 SK                                                                                 2,360                 125,422
 Statoil                                                                           89,985               1,366,789
 Thai Oil Public /2/ /3/                                                          606,089                 817,340
                                                                                                        3,686,477
                                                          Shares

                                                          Held                                           Value

-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (0.14%)
                                                                                                     $
 Stolt Offshore /2/                                                                38,424                 269,133
 TGS-NOPEC Geophysical /2/                                                          4,033                 102,202
                                                                                                          371,335
OPTICAL SUPPLIES (0.59%)
 HOYA                                                                              14,800               1,526,422
PETROCHEMICALS (0.21%)
 Honam Petrochemical                                                                7,600                 352,023
 SINOPEC Shanghai Petrochemical                                                   500,060                 182,717
                                                                                                          534,740
POWER CONVERTER & SUPPLY EQUIPMENT (0.10%)
 Delta Electronics                                                                156,000                 254,894
PROPERTY & CASUALTY INSURANCE (0.75%)
 Dongbu Insurance                                                                   8,750                  61,433
 Northbridge Financial                                                              4,024                  92,918
 Promina Group                                                                     41,655                 172,055
 QBE Insurance Group /1/                                                          113,554               1,341,980
 Samsung Fire & Marine Insurance                                                    3,450                 269,137
                                                                                                        1,937,523
PROPERTY TRUST (0.08%)
 Commonwealth Property Office Fund                                                207,196                 199,102
PUBLIC THOROUGHFARES (0.08%)
 Autostrada Torino                                                                  7,615                 203,494
PUBLISHING-BOOKS (0.10%)
 Yell Group                                                                        28,397                 245,437
PUBLISHING-NEWSPAPERS (0.09%)
 Arnoldo Mondadori Editore                                                         17,056                 190,095
 Spir Communication                                                                   234                  44,413
                                                                                                          234,508
QUARRYING (0.06%)
 Eramet                                                                             1,619                 148,787
REAL ESTATE MANAGEMENT & SERVICES (0.54%)
 AEON Mall                                                                          1,536                 118,183
 Corio                                                                              5,357                 312,983
 Goldcrest                                                                          1,907                 134,193
 IVG Immobilien                                                                    37,812                 654,076
 Midland Realty Holdings /1/                                                      355,499                 173,194
                                                                                                        1,392,629
REAL ESTATE OPERATOR & DEVELOPER (2.35%)
 British Land                                                                      13,892                 225,727
 Capital & Regional                                                                 5,302                  71,751
 Cheung Kong                                                                       54,000                 495,006
 China Overseas Land & Investment                                                 992,299                 248,078
 Fadesa Inmobiliaria /2/                                                           11,842                 267,980
 Inmobiliaria Colonial /1/                                                          6,392                 283,298
 Inmobiliaria Urbis                                                                 9,238                 145,470
 IRSA Inversiones y Representaciones /2/                                            1,499                  18,348
 Kerry Properties                                                                  59,631                 125,380
 Land Securities Group                                                             55,179               1,434,126
 Mitsui Fudosan                                                                   169,230               2,106,889
 Sino Land                                                                        698,058                 621,996
                                                                                                        6,044,049
                                                          Shares

                                                          Held                                           Value

-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RENTAL-AUTO & EQUIPMENT (0.05%)
                                                                                                     $
 Northgate                                                                          7,214                 125,722
RETAIL-APPAREL & SHOE (0.78%)
 Aoki International                                                                 4,056                  50,536
 Edgars Consolidated Stores                                                         7,173                 360,576
 Next                                                                              51,022               1,511,813
 POINT                                                                              2,403                  80,135
                                                                                                        2,003,060
RETAIL-AUTOMOBILE (0.07%)
 Astra International                                                              152,460                 167,164
RETAIL-BUILDING PRODUCTS (0.11%)
 Grafton Group /2/                                                                 23,421                 289,581
RETAIL-CONSUMER ELECTRONICS (0.18%)
 Carphone Warehouse                                                                73,739                 244,431
 Grupo Elektra                                                                      4,580                 157,003
 JB Hi-Fi                                                                          22,820                  66,847
                                                                                                          468,281
RETAIL-CONVENIENCE STORE (0.37%)
 Alimentation Couche Tard /2/                                                      30,500                 958,694
RETAIL-DISCOUNT (0.05%)
 Siam Makro /3/                                                                    94,700                 138,759
RETAIL-DRUG STORE (0.06%)
 Sundrug                                                                            2,400                  84,674
 Tsuruha                                                                            1,987                  62,805
                                                                                                          147,479
RETAIL-HOME FURNISHINGS (0.12%)
 JD Group                                                                          27,892                 303,123
RETAIL-HYPERMARKETS (0.05%)
 Controladora Comercial Mexicana                                                  115,038                 126,453
RETAIL-MAJOR DEPARTMENT STORE (0.03%)
 David Jones /1/                                                                   52,677                  89,400
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.62%)
 Coles Myer                                                                       110,151                 792,155
 Foschini                                                                          25,089                 156,227
 Ryohin Keikaku /1/                                                                12,400                 636,451
                                                                                                        1,584,833
RETAIL-PUBS (0.70%)
 Punch Taverns                                                                    143,130               1,807,364
RUBBER-TIRES (1.04%)
 Continental                                                                       38,474               2,669,632
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.09%)
 Taiwan Semiconductor Manufacturing                                               135,000                 220,581
SOAP & CLEANING PRODUCTS (0.39%)
 McBride                                                                           64,775                 180,815
 Reckitt Benckiser                                                                 27,292                 811,767
                                                                                                          992,582
STEEL PIPE & TUBE (0.02%)
 Vallourec                                                                            306                  57,559
                                                          Shares

                                                          Held                                           Value

-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL PRODUCERS (1.82%)
                                                                                                     $
 Arcelor                                                                           50,732               1,132,175
 China Steel                                                                      108,265                 121,107
 Corus Group /2/                                                                  277,415                 281,237
 Dongkuk Steel Mill                                                                 7,720                 139,645
 Gerdau AmeriSteel /2/                                                             17,800                 105,014
 INI Steel                                                                          8,470                 104,894
 IPSCO                                                                              5,942                 280,015
 Iscor                                                                             25,116                 244,668
 JFE Holdings /1/                                                                  29,500                 816,949
 Nippon Steel                                                                     301,426                 734,226
 POSCO                                                                              8,224                 370,080
 Russel Metals                                                                     11,450                 143,500
 Tata Iron & Steel                                                                 23,759                 210,079
                                                                                                        4,683,589
TELECOMMUNICATION EQUIPMENT (0.03%)
 Option /2/                                                                         2,518                  76,807
TELECOMMUNICATION SERVICES (1.91%)
 China Telecom                                                                    705,693                 262,376
 Indosat                                                                          379,210                 235,817
 Maroc Telecom /2/                                                                 10,158                 102,970
 Maroc Telecom /2/                                                                 47,863                 487,280
 Orascom Telecom Holding /2/                                                        9,935                 316,430
 SK Telecom                                                                        18,489                 369,040
 StarHub /2/                                                                      962,921                 764,877
 Telekom Malaysia                                                                  35,995                 104,196
 Telenor                                                                          245,573               2,261,208
                                                                                                        4,904,194
TELEPHONE-INTEGRATED (1.94%)
 Cia de Telecomunicaciones de Chile                                                23,104                 263,386
 Deutsche Telekom /2/                                                              90,679               1,961,014
 Hellenic Telecommunications Organization                                          72,963               1,301,117
 Philippine Long Distance Telephone /2/                                            13,877                 360,802
 Royal KPN /2/                                                                    115,173               1,106,486
                                                                                                        4,992,805
TELEVISION (0.99%)
 Antena 3 Television /2/                                                            3,105                 237,792
 CanWest Global Communications /2/                                                 16,086                 191,360
 Mediaset                                                                         142,048               1,979,431
 Ten Network Holdings                                                              42,617                 137,719
                                                                                                        2,546,302
TOBACCO (1.94%)
 Imperial Tobacco Group                                                            71,233               1,871,530
 Japan Tobacco                                                                        154               1,637,427
 Korea Tobacco & Ginseng                                                           42,443               1,303,710
 PT Hanjaya Mandala Sampoerna                                                     216,975                 176,354
                                                                                                        4,989,021
TRANSPORT-MARINE (1.14%)
 China Shipping Development                                                       155,699                 131,747
 Dampskibsselskabet Torm /1/                                                        4,996                 225,360
 Great Eastern Shipping                                                            31,439                 121,313
 Kawasaki Kisen Kaisha /1/                                                         26,197                 178,014
 Malaysia International Shipping                                                   31,890                 130,917
 Mitsui O.S.K. Lines                                                              131,542                 822,654
 Nippon Yusen Kabushiki Kaisha /1/                                                170,366                 946,889
                                                          Shares

                                                          Held                                           Value

-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-MARINE (CONTINUED)
                                                                                                     $
 Orient Overseas International                                                     68,610                 257,731
 Precious Shipping /3/                                                             66,450                  75,394
 Wilhelmsen                                                                         1,871                  48,592
                                                                                                        2,938,611
TRANSPORT-RAIL (0.64%)
 Canadian National Railway                                                         17,600               1,045,432
 West Japan Railway                                                                   151                 596,965
                                                                                                        1,642,397
TRANSPORT-SERVICES (0.50%)
 Arriva                                                                            13,259                 137,418
 Exel                                                                              60,577                 916,890
 Toll Holdings                                                                     21,661                 221,745
                                                                                                        1,276,053
TRAVEL SERVICES (0.03%)
 H.I.S.                                                                             3,985                  87,053
VENTURE CAPITAL (0.02%)
 Japan Asia Investment                                                             10,887                  44,935
WATER (0.79%)
 Kelda Group                                                                      177,909               2,020,034
WEB PORTALS (0.08%)
 eAccess /1/ /2/                                                                      112                 113,673
 Iliad /1/                                                                          2,559                  97,405
                                                                                                          211,078
WIRE & CABLE PRODUCTS (0.10%)
 LG Cable /2/                                                                      10,480                 247,821
WIRELESS EQUIPMENT (0.87%)
 Gemtek Technology                                                                107,000                 279,057
 Hitachi Kokusai Electric                                                          13,503                 122,559
 Nokia                                                                            119,158               1,825,109
                                                                                                        2,226,725
                                                                     TOTAL COMMON STOCKS              253,636,371

                                                          Shares

                                                          Held                                           Value

-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.59%)
COMMERCIAL BANKS (0.15%)
 Banco Bradesco                                                                    15,147                 374,843
DIVERSIFIED MINERALS (0.06%)
 Caemi Mineracao e Metalurgica                                                    167,617                 154,270
FOOD-MEAT PRODUCTS (0.06%)
 Sadia                                                                             80,180                 154,022
PETROCHEMICALS (0.07%)
 Braskem                                                                        4,247,324                 188,319
STEEL PRODUCERS (0.21%)
 Cia Siderurgica de Tubarao                                                     5,066,414                 275,717
                                                          Shares

                                                          Held                                           Value

-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
STEEL PRODUCERS (CONTINUED)
                                                                                                     $
 Usinas Siderurgicas de Minas Gerais                                               13,360                 272,965
                                                                                                          548,682
TEXTILE-PRODUCTS (0.04%)
 Cia de Tecidos do Norte de Minas - Coteminas                                   1,015,744                 105,706
                                                                  TOTAL PREFERRED STOCKS                1,525,842

                                                          Principal

                                                          Amount                                         Value

-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.29%)
OIL REFINING & MARKETING (1.29%)
 Motiva Enterprises
                                                                     $                               $
  2.50%; 02/01/05                                                               3,320,000               3,320,000
                                                                  TOTAL COMMERCIAL PAPER                3,320,000

                                                          Maturity

                                                          Amount                                         Value

-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (7.69%)
 Merrill Lynch 2.52%, dated 01/31/05, maturing 02/01/05
  (collateralized by U.S. Government Agency Securities;              $19,777,836
  $20,172,267, 09/01/18-10/01/34) /5/                                                                $ 19,776,451
                                                             TOTAL REPURCHASE AGREEMENTS               19,776,451
                                                                                                     ------------

                                                   TOTAL PORTFOLIO INVESTMENTS (108.13%)              278,258,664
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS (-8.13%)                                       (20,927,002)
                                                              TOTAL NET ASSETS (100.00%)             $257,331,662
                                                                                                     ---------------


/1 /Security or a portion of the security was on loan at the end of the period. /2 /Non-income producing security.
/3 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,475,155 or 0.57% of net assets.
/4 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $330,474 or 0.13% of net assets.
/5 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 37,105,576
Unrealized Depreciation                        (2,760,314)
                                             ------------
Net Unrealized Appreciation (Depreciation)     34,345,262
Cost for federal income tax purposes         $243,900,771


The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal International Fund, Inc.
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------